Schedule of Funded Status (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Pension
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plan at end of year	$ (235,642)	$ (208,031)
Accrued benefit cost	(235,642)	(208,031)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plan at end of year	(20,591)	(23,408)
Accrued benefit cost	$ (20,591)	$ (23,408)